DSM Global Growth Fund (Second Prospectus Summary) | DSM Global Growth Fund
DSM Global Growth Fund
Investment Objective
The DSM Global Growth Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Global Growth Fund Retail Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Global Growth Fund Retail Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	6.20%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		7.36%
Fee Waiver/Expense Reimbursement	[3]	(5.90%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.46%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[3]	The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.45% for the Retail Class through March 7, 2013. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for the first year).
Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
DSM Global Growth Fund Retail Class	149	1,644

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. The Advisor anticipates the Fund's portfolio turnover rate to be less than 100% in a given year; however the rate may vary depending on market conditions in any given year.
Principal Investment Strategies
Permissible Securities. Under normal circumstances, the Fund will primarily invest its net assets in equity securities of large capitalization companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund has no limit on the amount of its assets it can invest in equity securities of domestic or foreign companies, including those in emerging markets; however, under normal circumstances, at least 40% of the Fund's net assets will be invested in securities of foreign companies, and at any time, no less than 30% of the Fund's net assets will be invested in the securities of foreign companies. The Fund invests in U.S. and foreign issuers and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. A large capitalization company is one that has a market capitalization of more than U.S. $5 billion at the time of purchase. The Fund may also invest up to 40% of its net assets in equity securities of companies that have a market capitalization below U.S. $5 billion at the time of purchase. The Fund generally will contain 35 to 55 equity securities. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global
economy.The Fund may invest greater than 25% of its assets in the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which exhibit certain growth characteristics. For instance, the
Advisor may select companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements. These companies will typically have projected revenue and earnings growth as determined by Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The
Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

·  General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated;

·  Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks;

·  Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline;

·  Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile;

·  Foreign Securities and Emerging Markets Risks. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar;

·  China Risk. China risks include: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China's government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets;

·  Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies may have a greater impact on the Fund than on a diversified fund;

·  Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors;

·  Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly;

·  Regulatory Risk. Changes in government regulations may adversely affect the value of a security; and

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
Performance
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information is available on the Fund's website at www.dsmfunds.com or by calling the Fund toll-free at
1-877-862-9555.